TRADE ACCOUNTS RECEIVABLE - Main customers (Details) - Net Sales - Pulp - customer	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE
Number of customers	0	1
Concentration risk percentage	10.00%	10.00%